AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 2026

1933 Act File No. 333-40455
1940 Act File No. 811-08495

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 295	[X]

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 322	[X]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

ONE NATIONWIDE PLAZA
MAIL CODE 1-18-102
COLUMBUS, OHIO 43215
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

(614) 435-5787
Registrant’s Telephone Number, including Area Code

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
ONE NATIONWIDE PLAZA	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20006

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On August 26, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment Nos. 295/322 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and incorporates by reference the Parts A, B and C of Post-Effective Amendment Nos. 294/321 (“PEA 294/321”). This Amendment is being filed for the sole purpose of delaying the effectiveness of PEA 294/321 until August 26, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 295/322 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on this 21st day of August, 2026.

NATIONWIDE MUTUAL FUNDS

BY:	/s/ Allan J. Oster
Allan J. Oster, Assistant Secretary and Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

Signature & Title

/s/ Joseph Aniano*
Joseph Aniano, President, Chief
Executive Officer and Principal Executive Officer

/s/ David Majewski*
David Majewski, Treasurer and Principal Financial Officer

/s/ Lorn C. Davis*
Lorn C. Davis, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee and Chairman

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ David E. Wezdenko*
David E. Wezdenko, Trustee

/s/ Charlotte Petersen*
Charlotte Petersen, Trustee

/s/ Kristina Bradshaw*
Kristina Bradshaw, Trustee

/s/ Tracy Bollin*
Tracy Bollin, Trustee

*BY:	/s/ Allan J. Oster
Allan J. Oster, Assistant Secretary and Attorney-In-Fact for Registrant

EXHIBIT INDEX

There are no exhibits to be filed with this Registration Statement.